NOTES RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
NOTES RECEIVABLE
Notes receivable	¥ 94,697	¥ 22,341	$ 13,541
Provision for (reversal of) allowance for credit loss	¥ 0	¥ 0